Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Summary of balance sheet showing the following amounts relating to leases

2019
Right-of-use assets
Properties	21,518
Machinery and equipment	113
21,631

2019
Lease liabilities *
Current	6,845
Non-current	19,012
25,857

*   For the adjustments recognized on adoption of IFRS 16 on January 1, 2019, see Note 2.5.

Summary of carrying amounts of the Company's right-of-use assets and lease liabilities and the movements during the period

	Right-of-use
	assets –	Lease
	Properties	Liabilities
As at January 1, 2019	18,225	(20,089)
Additions	4,502	(4,502)
Lease modification	(338)	338
Depreciation expense	(5,999)	—
Business combination	5,241	(5,374)
Interest expense	—	(1,489)
Payments of lease liabilities	—	4,407
Interest paid	—	852
As at December 31, 2019	21,631	(25,857)

Average annual depreciation rate	23.7%